Spin-off - Net Assets Contributed (Details) (MVW Spin-off, USD $) In Millions, unless otherwise specified	Nov. 21, 2011
MVW Spin-off
Segment Reporting Disclosure [Line Items]
Cash and equivalents	$ 52
Accounts and notes receivable	247
Inventory	982
Other current assets	293
Property and equipment and other	284
Loans to timeshare owners	987
Other current liabilities	(533)
Current portion of long-term debt	(122)
Long-term debt	(773)
Other long-term liabilities	(255)
SPIN-OFF OF MVW	$ 1,162